Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

27.Subsequent events

As of January 1, 2023, the Company implemented its new global operating model as announced on November 2, 2021 and will begin reporting under the new model in the first quarter of 2023. In the new operating model, the Company reorganized its business into two global operating segments and determined the segments based upon how the Company manages its business with responsibilities by products and services. The Company consolidated its health care products business, including research and development, manufacturing, supply chain and commercial operations, as well as supporting functions, such as regulatory and quality management, under a global umbrella (Care Enablement). The Company’s global health care services business, which is primarily engaged in providing services for the treatment of ESKD and other extracorporeal therapies, including value and risk-based care programs, was combined into one segment (Care Delivery) and also includes the pharmaceutical products business and the income from equity method investees related to the sale of certain renal pharmaceuticals from Vifor Fresenius Medical Care Renal Pharma Ltd. in the U.S, which are used in our clinics to provide health care services to our patients. General and administrative functions will also be globalized using a three pillars model of business partnering, centers of excellence and global shared services. The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company, is centrally managed and its profit and loss are allocated to the segments. Similarly, the Company allocates costs related primarily to headquarters’ overhead charges, including accounting and finance as well as certain human resources, legal and IT costs, as the Company believes that these costs are attributable to the segments and used in the allocation of resources to Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at Corporate. However, certain costs, which relate mainly to shareholder activities, management activities, global internal audit as well as investments and intangible assets, are not allocated to a segment but are accounted for as corporate expenses (Corporate). The Company believes that these costs are not within the control of the individual segments. The activities included in Corporate do not fulfill the definition of a segment according to IFRS 8, Operating Segments and are reported separately.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. The Company does not include income taxes as it believes taxes are outside the segments’ control. In addition, financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Products transferred from Care Enablement to Care Delivery are transferred at fair market value. The associated internal profit and loss for the product transfers are recorded within Care Enablement initially and eliminated upon consolidation and included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

The Company performed a reallocation of goodwill to the segments under the new operating structure and evaluated the effects of this reallocation on the recoverability of goodwill. One group of CGUs was identified in each of the Company’s operating segments (Care Enablement and Care Delivery) as of January 1, 2023 with no indication of impairment. As a result of the evaluation on the recoverability of goodwill, preliminary estimates indicate that reasonably possible changes to key assumptions, particularly in light of increasing interest rates and further pressure from a deterioration of the macroeconomic environment, may result in an impairment of goodwill allocated to Care Enablement in the future, which will be continuously reevaluated during 2023.

On February 21, 2023, the supervisory board of Management AG approved the Management Board’s resolution to initiate firm plans for a change of the legal form of the Company from a partnership limited by shares (Kommanditgesellgesellschaft auf Aktien – KGaA) into a German stock corporation (Aktiengesellschaft – AG). The Supervisory Board has taken note with approval of the resolutions mentioned before. It is intended to convene an extraordinary general meeting of the Company at the beginning of the third quarter of 2023 which shall resolve on the change of the legal form. Thereby, the Management Board and the supervisory board of Management AG as well as the Supervisory Board support the intention of Fresenius SE to seek the deconsolidation of the Company.

No other significant activities have taken place subsequent to the balance sheet date December 31, 2022 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.